ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2024
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE	NOTE 3 – ACCOUNTS RECEIVABLE Accounts receivable consisted of the following as of March 31, 2024 and 2023:
	As of March 31,	As of March 31,
	2024	2023
Accounts receivable	$11,360	$-
Total	$11,360	$-